Summary of Activity in Accounts Receivable Reserves for Doubtful Accounts and Sales Returns (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of period	$ 38,315	$ 53,076	$ 53,076	$ 48,306	$ 36,521
Provision for doubtful accounts and sales returns	16,442	22,455	31,673	33,077	34,904
Write-offs, net of recoveries	(23,666)	(24,288)	(46,434)	(28,307)	(23,119)
Balance, end of period	$ 31,091	$ 51,243	$ 38,315	$ 53,076	$ 48,306